CONCENTRATION OF CREDIT RISK (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Denominated in RMB
Unusual Risk or Uncertainty [Line Items]
Cash and cash equivalents, restricted cash and short-term investments	¥ 1,106,546	¥ 966,897